Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2060 Fund
December 31, 2024
AFF60-NPRT3-0325
1.9858329.110
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	404,022	3,902,854
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	40,777	300,526
Fidelity Series Emerging Markets Debt Fund (b)	413,680	3,268,073
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	112,826	964,660
Fidelity Series Floating Rate High Income Fund (b)	69,558	626,019
Fidelity Series High Income Fund (b)	409,790	3,528,291
Fidelity Series International Credit Fund (b)	4,203	34,674
Fidelity Series International Developed Markets Bond Index Fund (b)	706,505	6,132,467
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,379,941	23,257,489
Fidelity Series Real Estate Income Fund (b)	64,163	630,084
TOTAL BOND FUNDS (Cost $49,843,562)		42,645,137

Domestic Equity Funds - 54.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	3,271,003	52,041,652
Fidelity Advisor Series Growth Opportunities Fund (b)	2,209,380	36,565,239
Fidelity Advisor Series Small Cap Fund (b)	965,869	10,827,390
Fidelity Series All-Sector Equity Fund (b)	1,879,786	23,534,925
Fidelity Series Commodity Strategy Fund (b)	15,067	1,298,145
Fidelity Series Intrinsic Opportunities Fund (b)	273,807	2,910,572
Fidelity Series Large Cap Stock Fund (b)	3,050,412	70,006,955
Fidelity Series Large Cap Value Index Fund (b)	422,975	6,898,730
Fidelity Series Opportunistic Insights Fund (b)	1,852,830	44,819,959
Fidelity Series Small Cap Core Fund (b)	175,266	2,140,003
Fidelity Series Small Cap Discovery Fund (b)	271,396	2,952,788
Fidelity Series Small Cap Opportunities Fund (b)	967,720	14,157,746
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,978,158	40,800,765
Fidelity Series Value Discovery Fund (b)	2,703,510	41,904,404
TOTAL DOMESTIC EQUITY FUNDS (Cost $293,831,268)		350,859,273

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,208,191	18,944,437
Fidelity Series Emerging Markets Fund (b)	1,788,705	15,525,963
Fidelity Series Emerging Markets Opportunities Fund (b)	3,480,695	63,766,334
Fidelity Series International Growth Fund (b)	2,773,720	48,345,945
Fidelity Series International Small Cap Fund (b)	546,576	8,854,525
Fidelity Series International Value Fund (b)	4,080,614	48,640,916
Fidelity Series Overseas Fund (b)	3,599,642	48,379,190
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $229,456,308)		252,457,310

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $169)	17	171

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	160,000	160,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	540,000	538,664
US Treasury Bills 0% 1/30/2025 (d)	4.45	740,000	737,566
US Treasury Bills 0% 1/9/2025 (d)	4.58	40,000	39,967
US Treasury Bills 0% 2/27/2025 (d)	4.45	70,000	69,540
US Treasury Bills 0% 3/13/2025 (d)	4.30	30,000	29,756
US Treasury Bills 0% 3/27/2025 (d)	4.28	130,000	128,729
US Treasury Bills 0% 3/6/2025 (d)	4.39	30,000	29,780
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,733,563)			1,734,002

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $521,249)	4.36	521,144	521,249

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $575,386,119)	648,217,142
NET OTHER ASSETS (LIABILITIES) - 0.0%	148,456
NET ASSETS - 100.0%	648,365,598

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	44	Mar 2025	4,988,500	(164,860)	(164,860)
ICE MSCI Emerging Markets Index Contracts (United States)	182	Mar 2025	9,771,580	(338,907)	(338,907)

TOTAL EQUITY CONTRACTS					(503,767)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	106	Mar 2025	11,527,500	(97,872)	(97,872)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	130	Mar 2025	14,799,688	(461,408)	(461,408)

TOTAL INTEREST RATE CONTRACTS					(559,280)

TOTAL PURCHASED					(1,063,047)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	40	Mar 2025	11,871,500	356,454	356,454

TOTAL FUTURES CONTRACTS					(706,593)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,715,002.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	584,031	13,607,776	13,670,552	34,983	(6)	-	521,249	521,144	0.0%
Total	584,031	13,607,776	13,670,552	34,983	(6)	-	521,249	521,144

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	48,737,144	19,940,599	10,870,183	11,885,793	724,005	(6,489,913)	52,041,652	3,271,003
Fidelity Advisor Series Growth Opportunities Fund	34,351,482	8,999,242	10,731,465	3,105,000	865,481	3,080,499	36,565,239	2,209,380
Fidelity Advisor Series Small Cap Fund	16,797,664	3,702,829	7,783,578	2,748,635	419,852	(2,309,377)	10,827,390	965,869
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	298,298	4,671,159	1,051,382	78,605	1,769	(16,990)	3,902,854	404,022
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	310,234	41,564	41,879	10,514	(514)	(8,879)	300,526	40,777
Fidelity Series All-Sector Equity Fund	16,137,716	9,725,741	3,117,153	1,532,161	275,269	513,352	23,534,925	1,879,786
Fidelity Series Canada Fund	17,746,240	3,678,353	2,873,379	562,153	387,674	5,549	18,944,437	1,208,191
Fidelity Series Commodity Strategy Fund	4,203,579	1,637,392	4,320,822	156,572	(1,948,897)	1,726,893	1,298,145	15,067
Fidelity Series Emerging Markets Debt Fund	3,209,718	494,472	452,465	136,255	6,449	9,899	3,268,073	413,680
Fidelity Series Emerging Markets Debt Local Currency Fund	1,022,069	131,188	140,248	44,245	(507)	(47,842)	964,660	112,826
Fidelity Series Emerging Markets Fund	16,700,567	2,247,665	3,282,171	431,034	92,802	(232,900)	15,525,963	1,788,705
Fidelity Series Emerging Markets Opportunities Fund	67,405,820	9,134,174	14,607,374	1,298,087	29,166	1,804,548	63,766,334	3,480,695
Fidelity Series Floating Rate High Income Fund	608,793	104,458	83,856	42,361	2,632	(6,008)	626,019	69,558
Fidelity Series Government Money Market Fund	9,432	641,219	650,651	6,922	-	-	-	-
Fidelity Series High Income Fund	3,279,130	735,890	541,819	171,462	10,875	44,215	3,528,291	409,790
Fidelity Series International Credit Fund	34,184	1,646	1,502	1,645	71	275	34,674	4,203
Fidelity Series International Developed Markets Bond Index Fund	-	6,620,600	340,124	103,241	(168)	(147,841)	6,132,467	706,505
Fidelity Series International Growth Fund	50,438,926	9,196,627	8,037,887	1,988,223	663,470	(3,915,191)	48,345,945	2,773,720
Fidelity Series International Small Cap Fund	9,462,897	1,736,594	1,662,914	841,334	98,098	(780,150)	8,854,525	546,576
Fidelity Series International Value Fund	50,850,320	8,612,218	8,123,262	2,180,183	818,044	(3,516,404)	48,640,916	4,080,614
Fidelity Series Intrinsic Opportunities Fund	-	2,958,406	-	1,587	-	(47,834)	2,910,572	273,807
Fidelity Series Investment Grade Bond Fund	-	1,038,814	1,044,172	2,917	5,358	-	-	-
Fidelity Series Large Cap Stock Fund	65,457,022	13,164,173	11,887,285	5,381,304	1,500,013	1,773,032	70,006,955	3,050,412
Fidelity Series Large Cap Value Index Fund	6,441,645	1,624,691	1,309,867	201,315	155,792	(13,531)	6,898,730	422,975
Fidelity Series Long-Term Treasury Bond Index Fund	30,526,256	4,282,908	10,121,700	709,729	(2,624,749)	1,194,774	23,257,489	4,379,941
Fidelity Series Opportunistic Insights Fund	38,631,223	11,846,281	8,641,218	2,839,687	672,254	2,311,419	44,819,959	1,852,830
Fidelity Series Overseas Fund	50,573,155	7,555,422	7,440,431	1,071,716	900,977	(3,209,933)	48,379,190	3,599,642
Fidelity Series Real Estate Income Fund	610,238	94,756	83,876	32,657	5,273	3,693	630,084	64,163
Fidelity Series Short-Term Credit Fund	144,885	169	144,151	171	3,384	(4,116)	171	17
Fidelity Series Small Cap Core Fund	1,936,946	776,723	630,154	28,767	42,192	14,296	2,140,003	175,266
Fidelity Series Small Cap Discovery Fund	-	3,014,957	-	1,505	-	(62,169)	2,952,788	271,396
Fidelity Series Small Cap Opportunities Fund	21,272,467	4,540,187	10,937,001	1,825,661	559,629	(1,277,536)	14,157,746	967,720
Fidelity Series Stock Selector Large Cap Value Fund	38,121,974	11,685,602	8,252,774	3,765,184	909,544	(1,663,581)	40,800,765	2,978,158
Fidelity Series Value Discovery Fund	39,002,517	12,050,089	8,420,561	1,632,849	782,861	(1,510,502)	41,904,404	2,703,510
	634,322,541	166,686,808	147,627,304	44,819,474	5,358,099	(12,778,253)	645,961,891	45,120,804

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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